UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10067

 NAME OF REGISTRANT:                     Eaton Vance Variable Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance VT Floating-Rate Income Fund, a series of Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code:  (617) 482-8260
Date of fiscal year end:  12/31
Date of reporting period:  7/1/17 - 6/30/18

Eaton Vance VT Floating-Rate Income Fund
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 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  934796232
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        Security:  127686103
    Meeting Type:  Annual
    Meeting Date:  30-May-2018
          Ticker:  CZR
            ISIN:  US1276861036
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark Frissora                                             Mgmt          For                            For
       James Hunt                                                Mgmt          For                            For
       John Dionne                                               Mgmt          For                            For
       Richard Schifter                                          Mgmt          Withheld                       Against

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2018.

3.     To transact such other business as may                    Mgmt          Against                        Against
       properly come before the meeting or any
       adjournment of the meeting.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Variable Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/29/2018